6. OIL AND GAS PROPERTY INTERESTS (Details - Lease schedule) (USD $)	12 Months Ended
Dec. 31, 2014 Leases ha
Number of Leases	17
Land Area	20,992
Annual Lease Payments	$ 63,332
June 15, 2006
Number of Leases	3
Land Area	4,864
Annual Lease Payments	14,675
October 19, 2006
Number of Leases	4
Land Area	3,584
Annual Lease Payments	10,813
November 2, 2006
Number of Leases	4
Land Area	5,632
Annual Lease Payments	16,992
January 11, 2007
Number of Leases	4
Land Area	4,608
Annual Lease Payments	13,902
January 24, 2007
Number of Leases	2
Land Area	2,304
Annual Lease Payments	$ 6,951